Note 10 - Other Comprehensive Income (Loss)	12 Months Ended
Mar. 31, 2022
Notes to Financial Statements
Comprehensive Income (Loss) Note [Text Block]

10.   OTHER COMPREHENSIVE INCOME (LOSS)

The following table summarizes the tax effects on each component of Other Comprehensive Income (Loss) for the periods presented:

	Twelve Months Ended March 31, 2022
	Before-Tax	Tax Provision	Net-of-Tax

Cash flow hedges	$1,212,200	$(292,868)	$919,332
Other comprehensive income	$1,212,200	$(292,868)	$919,332

	Twelve Months Ended March 31, 2021
	Before-Tax	Tax Benefit	Net-of-Tax

Cash flow hedges	$(14,751,900)	$3,564,059	$(11,187,841)
Other comprehensive loss	$(14,751,900)	$3,564,059	$(11,187,841)